UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		812-332-5259
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    January 24, 2006

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		90

Form 13F Information Table Value Total:		$122,553

List of Other Included Managers:

NONE


                             TITLE                      VALUE       SHARES/  SHRS/     INVS
NAME OF ISSUER              OF CLASS     CUSIP        (x$1000)      PRN AMT   PRN      DSCR
------------------------------------- ------------ ------------------------------------------
3M Company                    COM      88579Y101          2127        27300   SHR      SOLE
Abbott Laboratories           COM      002824100           765        15700   SHR      SOLE
Accenture                     COM      G1150G111          1843        49900   SHR      SOLE
Adobe Systems Inc             COM      00724F101           465        11300   SHR      SOLE
Aflac Inc                     COM      001055102           635        13800   SHR      SOLE
Allergan Inc.                 COM      001849010          1167         9750   SHR      SOLE
American Int'l Group, Inc     COM      026874107           258         3600   SHR      SOLE
American Movil S A DE CV      ADR      02364W105          1714        37900   SHR      SOLE
Amern Tower Corp Class A      COM      029912201          1323        35500   SHR      SOLE
Amgen Incorporated            COM      031162100           622         9100   SHR      SOLE
Apache Corp                   COM      037411105           705        10600   SHR      SOLE
Automatic Data Processing     COM      005301510          1207        24500   SHR      SOLE
Bank of America               COM      060505104          2715        50850   SHR      SOLE
Barclays Plc                  ADR      06738E204          1349        23200   SHR      SOLE
Barr Pharmuceuticals, Inc.    COM      068306109           702        14000   SHR      SOLE
Berkshire Hathaway Cl B       COM      084670207           722          197   SHR      SOLE
Best Buy Inc                  COM      085616101           207         4200   SHR      SOLE
BP Amoco PLD ADR              ADR      055622104          4364        65033   SHR      SOLE
Broadcom Corp                 COM      111320107           304         9400   SHR      SOLE
Burlington Northern Sante F   COM      12189T104          1115        15100   SHR      SOLE
Capital One Financial         COM      14040H105           930        12100   SHR      SOLE
Chevrontexaco Corp            COM      166764100           376         5119   SHR      SOLE
Cisco Systems Inc.            COM      17275R102          2282        83500   SHR      SOLE
Citigroup                     COM      172967101          2367        42500   SHR      SOLE
Colgate-Palmolive             COM      194162103          1218        18666   SHR      SOLE
Companhia Vale Do Adr         ADR      204412209           987        33200   SHR      SOLE
Conocophillips Com            COM      20825C104          2163        30068   SHR      SOLE
Consol Energy Inc             COM      20854P109          1831        57000   SHR      SOLE
Copano Energy Llc             COM      217202100           268         4500   SHR      SOLE
Corning Inc.                  COM      219350105           900        48100   SHR      SOLE
CSX Corporation               COM      126408103          1350        39202   SHR      SOLE
Danaher Corporation           COM      235851102           775        10700   SHR      SOLE
Diageo PLC ADR                ADR      386090302          2497        31485   SHR      SOLE
Duke Realty Investments       COM      264411505           254         6200   SHR      SOLE
Ebay, Inc.                    COM      278642103          1849        61500   SHR      SOLE
Eli Lilly & Co.               COM      532457108           891        17107   SHR      SOLE
Emerson Electric Company      COM      291011104           635        14400   SHR      SOLE
Encana Corporation            ADR      292505104           602        13100   SHR      SOLE
EOG Resources                 COM      26875P101           281         4500   SHR      SOLE
Express 1 Expidited Solutio   COM      815801105            21        16500   SHR      SOLE
Exxon Mobile Corp.            COM      30231G102          2113        27572   SHR      SOLE
FedEx Corp                    COM      31428X106          2585        23800   SHR      SOLE
Fluor Corp.                   COM      343861100           629         7700   SHR      SOLE
General Electric              COM      369604103          4791       128748   SHR      SOLE
Genuine Parts Co              COM      372460105          1124        23700   SHR      SOLE
Goldman Sachs Group Inc.      COM      38141G104           478         2400   SHR      SOLE
Harrahs Entmt Inc             COM      413619107          1679        20300   SHR      SOLE
Hartford Finl. Services       COM      416515104          1521        16300   SHR      SOLE
Henry Schein Inc              COM      806407102          1616        33000   SHR      SOLE
Honda Motor Co Ltd Adr        ADR      438128308           743        18800   SHR      SOLE
HSBC Holdings PLC-SPON        ADR      404280406          1411        15400   SHR      SOLE
Intel Corporation             COM      458140100          1324        65400   SHR      SOLE
J.P. Morgan Chase & Co.       COM      46625H100          1193        24710   SHR      SOLE
Johnson & Johnson             COM      478160104          2403        36400   SHR      SOLE
Marriott Intl Inc Cl A        COM      571903202          1842        38600   SHR      SOLE
Marshall & Ilsley Corp        COM      571834100           704        14638   SHR      SOLE
McCormick & Co.               COM      579780206           486        12600   SHR      SOLE
Medtronic Inc                 COM      585055106          2008        37525   SHR      SOLE
Merrill Lynch                 COM      590188108           940        10100   SHR      SOLE
Microsoft Corporation         COM      594918104          3539       118530   SHR      SOLE
Monsanto                      COM      61166W101          3325        63300   SHR      SOLE
Motorola Inc.                 COM      620076109           975        47400   SHR      SOLE
Omnicom Group Inc.            COM      681919106          1066        10200   SHR      SOLE
Oracle Corp                   COM      68389X105           895        52218   SHR      SOLE
Paincare Holdings Inc         COM      69562E104            13        12050   SHR      SOLE
PepsiCo Inc.                  COM      713448108          2677        42800   SHR      SOLE
Petroleo Brasileiro Adrf      ADR      71654V408           757         7350   SHR      SOLE
Pfizer Inc.                   COM      717081103           510        19706   SHR      SOLE
Praxair, Inc.                 COM      74005P104          1394        23500   SHR      SOLE
Procter & Gamble              COM      742718109          2817        43834   SHR      SOLE
Republic Bancorp Incl KY Cl   COM      760281204           265        10576   SHR      SOLE
Roche Hldg Ltd Spon Adrf      ADR      771195104          1911        21350   SHR      SOLE
Schlumberger Ltd.             ADR      806857108          1611        25500   SHR      SOLE
Simon Property Group, Inc     COM      828806109           506         5000   SHR      SOLE
Starbucks Corporation         COM      855244109           715        20200   SHR      SOLE
Starwood Hotels & Resort      COM      85590A401           675        10800   SHR      SOLE
Stryker Corp                  COM      863667101          1516        27500   SHR      SOLE
Suncor Energy                 ADR      867229106           631         8000   SHR      SOLE
Sysco Corp                    COM      871829107           978        26600   SHR      SOLE
Target Corp.                  COM      87612E106           542         9500   SHR      SOLE
Textron Incorporated          COM      883203101          1135        12100   SHR      SOLE
Toyota Motor                  ADR      892331307          2498        18600   SHR      SOLE
Transocean Offshore Inc.      COM      893817106           615         7600   SHR      SOLE
UNITED COMM BANCORP           COM      909835100           296        20000   SHR      SOLE
United Technologies Corp.     COM      913017109          1213        19400   SHR      SOLE
Walgreen Company              COM      931422109          3423        74600   SHR      SOLE
Wells Fargo & Co              COM      949746101          1088        30600   SHR      SOLE
Williams Companies, Inc.      COM      969457100           716        27400   SHR      SOLE
Wyeth                         COM      983024100          1463        28733   SHR      SOLE
XTO Energy                    COM      98385X106           894        19000   SHR      SOLE
